Consolidated Statements Of Operations And Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net sales	$ 4,416,146		$ 3,456,686		$ 3,030,773
Cost of goods sold	3,146,554		2,382,964		2,100,133
Gross profit	1,269,592		1,073,722		930,640
Selling, general and administrative	1,158,436		694,841		550,501
Research and development	93,557		78,158		67,156
Impairment of trade names and goodwill	60,718		200,520
Operating (loss) income	(43,119)		100,203		312,983
Other (income) expense
Loss on early extinguishment of debt	75,367
Equity income of unconsolidated subsidiaries	(2,156)		(1,898)		(2,108)
Interest income	(2,902)		(1,432)		(1,263)
Interest expense	70,537		60,267		37,379
Income (loss) from continuing operations before income taxes and noncontrolling interest	(183,965)		43,266		278,975
Provision (benefit) for income taxes	(79,353)		46,417		88,943
Income (loss) from continuing operations	(104,612)		(3,151)		190,032
Loss on disposal of discontinued operations, net of tax					(626)
Net income (loss) before noncontrolling interest	(104,612)		(3,151)		189,406
Noncontrolling interest	2,574		4,299		4,493
Net income (loss) attributable to Pentair Ltd.	(107,186)		(7,450)		184,913
Net income (loss) from continuing operations attributable to Pentair Ltd.	(107,186)		(7,450)		185,539
Comprehensive income (loss), net of tax
Net income (loss) before noncontrolling interest	(104,612)		(3,151)		189,406
Changes in cumulative translation adjustment	31,430		(93,706)		(32,706)
Amortization of pension and other post-retirement prior service cost and transition obligation	(253)		(11)		153
Changes in market value of derivative financial instruments	(3,630)		4,375		310
Total comprehensive income (loss)	(77,065)		(92,493)		157,163
Less: Comprehensive income (loss) attributable to noncontrolling interest	3,988		2,184		2,274
Comprehensive income (loss) attributable to Pentair Ltd.	$ (81,053)		$ (94,677)		$ 154,889
Basic
Continuing operations	$ (0.84)		$ (0.08)		$ 1.89
Discontinued operations	$ 0.00		$ 0.00		$ (0.01)
Basic earnings (loss) per common share	$ (0.84)	[1]	$ (0.08)	[1]	$ 1.88
Diluted
Continuing operations	$ (0.84)		$ (0.08)		$ 1.87
Discontinued operations					$ (0.01)
Diluted earnings (loss) per common share	$ (0.84)	[1]	$ (0.08)	[1]	$ 1.86
Weighted average common shares outstanding
Basic	127,368		98,233		98,037
Diluted	127,368		98,233		99,294
Dividends paid per common share	$ 0.88		$ 0.80		$ 0.76

[1]	Amounts may not total to annual earnings because each quarter and year are calculated separately based on basic and diluted weighted-average common shares outstanding during that period